Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Compensation
Schedule of restricted share units

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested RSUs at December 31, 2023	1,563,018	$5.93
Granted	—	—
Forfeited	(121,545)	5.24
Unvested RSUs at March 31, 2024	1,441,473	$5.95

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested RSUs at December 31, 2022	—	$—
Granted	2,234,011	6.50
Forfeited	(170,000)	6.84
Converted to RSAs	(499,993)	8.16
Vested and unissued	(1,000)	6.60
Unvested RSUs at December 31, 2023	1,563,018	$5.93

Schedule of restricted share awards

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Unvested RSAs at December 31, 2022	—	$—
Converted from RSUs	499,993	8.16
Unvested RSAs at December 31, 2023	499,993	$8.16

Schedule of share-based Compensation Expense

	For the Three	For the Three
	Months Ended	Months Ended
	March 31,	March 31,
	2024	2023
Research and development	$433	$2,186
General and administrative	1,976	180
Total share-based compensation expense	$2,409	$2,366

		For the Period from
	For the Year	January 18, 2022
	Ended	(date of inception) to
	December 31,	December 31,
	2023	2022
Research and development	$2,978	$—
General and administrative	6,677	334
Total share-based compensation expense	$9,655	$334

Equity Incentive Plan 2023
Share-Based Compensation
Schedule of weighted-average assumptions were used to estimate the fair value

For the Three Months
Ended
March 31,
2023
Expected volatility	80.0%
Risk-free rate	3.6%
Expected life	2.2 years
Expected dividend yield	—%
Fair value per Market-Based Share Options	$4.66

For the Year
Ended
December 31,
2023
Expected volatility	80.0%
Risk-free rate	3.6%
Expected life	2.2 years
Expected dividend yield	—%
Fair value per Market-Based Share Options	$4.66

Market-Based Share Options
Share-Based Compensation
Schedule of weighted-average assumptions were used to estimate the fair value

	Three Months Ended
	March 31,
	2024	2023
Share price	$3.53	$8.16
Expected volatility	107.0%	96.5%
Risk-free rate	4.10%	3.58%
Expected life	6.0 years	6.1 years
Expected dividend yield	—%	—%

		For the Period
		from January 18,
		2022 (date of
	For the Year Ended	inception) to
	December, 2023	December 31, 2022
Share price	$6.25	$0.77
Expected volatility	97.1%	95.1%
Risk-free rate	3.6%	3.0%
Expected life	6.1 years	5.9 years
Expected dividend yield	—%	—%

Schedule of company's share option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise Price	Contractual	Value
	Options	(per share)	Life (Years)	(in thousands)
Options outstanding at December 31, 2023	5,791,065	$2.12	9.3	$17,752
Granted	1,519,698	3.98	—	—
Forfeited	(202,575)	1.20	—	—
Options outstanding at March 31, 2024	7,108,188	$2.55	9.2	$8,812
Options vested and exercisable at March 31, 2024	1,745,311	$4.66	9.0	$786

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise Price	Contractual	Value
	Options	(per share)	Life (Years)	(in thousands)
Options outstanding at December 31, 2022	3,547	$90.50	9.4	$1,804
Recapitalization	379,824	(89.66)	—	—
Options outstanding at December 31, 2022	383,371	0.84	9.4	1,804
Granted	6,004,144	2.11	—	—
Forfeited	(596,450)	1.24	—	—
Options outstanding at December 31, 2023	5,791,065	$2.12	9.3	$17,752
Options vested and exercisable at December 31, 2023	1,470,572	$5.26	9.3	$949